Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Segmental analysis
Net interest income	£ 7,614	£ 7,476	[1]	£ 7,799	[1]
Net fees and commissions	2,124	2,000		2,497
Other non-interest income	774	1,032		3,691
Total income	10,512	10,508	[1]	13,987	[1]
Operating expenses				(8,062)
Depreciation and amortisation	(923)	(913)		(1,218)
Other operating expenses	(6,835)	(6,945)
Impairment releases	1,278	(3,131)	[1]	(724)	[1]
Operating profit before tax	4,032	(481)	[1]	3,983	[1]
Retail Banking
Segmental analysis
Net interest income	4,074	3,868		4,130
Net fees and commissions	377	379		696
Other non-interest income	(6)	(66)		40
Total income	4,445	4,181		4,866
Operating expenses				(3,618)
Depreciation and amortisation	(85)
Other operating expenses	(2,428)	(2,540)
Impairment releases	36	(792)		(393)
Operating profit before tax	1,968	849		855
Ulster Bank RoI
Segmental analysis
Net interest income	100	122		152
Net fees and commissions	65	77		95
Other non-interest income	63	23		54
Total income	228	222		301
Operating expenses				(510)
Other operating expenses	(482)	(441)
Impairment releases	28	(139)		6
Operating profit before tax	(226)	(358)		(203)
Private Banking
Segmental analysis
Net interest income	480	489		521
Net fees and commissions	258	257		226
Other non-interest income	78	17		30
Total income	816	763		777
Operating expenses				(482)
Depreciation and amortisation		(8)		(4)
Other operating expenses	(520)	(447)
Impairment releases	54	(100)		6
Operating profit before tax	350	208		297
Commercial Banking
Segmental analysis
Net interest income	2,582	2,740		2,842
Net fees and commissions	1,158	1,110		1,312
Other non-interest income	135	108		164
Total income	3,875	3,958		4,318
Operating expenses				(2,458)
Depreciation and amortisation	(146)	(149)		(142)
Other operating expenses	(2,208)	(2,281)
Impairment releases	1,073	(1,927)		(391)
Operating profit before tax	2,594	(399)		1,327
RBS International
Segmental analysis
Net interest income	383	371		478
Net fees and commissions	124	94		106
Other non-interest income	41	32		26
Total income	548	497		610
Operating expenses				(254)
Depreciation and amortisation	(13)	(17)		(10)
Other operating expenses	(229)	(274)
Impairment releases	52	(107)		(2)
Operating profit before tax	358	99		344
NatWest Markets
Segmental analysis
Net interest income	9	(57)		(188)
Net fees and commissions	158	99		85
Other non-interest income	248	1,081		1,445
Total income	415	1,123		1,342
Operating expenses				(1,406)
Depreciation and amortisation	(14)	(16)		(12)
Other operating expenses	(1,147)	(1,294)
Impairment releases	35	(40)		51
Operating profit before tax	(711)	(227)		(25)
Central Items and other
Segmental analysis
Net interest income	(14)	(57)		(136)
Net fees and commissions	(16)	(16)		(23)
Other non-interest income	215	(163)		1,932
Total income	185	(236)		1,773
Operating expenses				666
Depreciation and amortisation	(665)	(723)		(1,050)
Other operating expenses	179	332
Impairment releases		(26)		(1)
Operating profit before tax	(301)	(653)		1,388
Total excluding Ulster Bank RoI
Segmental analysis
Net interest income	7,514	7,354		7,647
Net fees and commissions	2,059	1,923		2,402
Other non-interest income	711	1,009		3,637
Total income	10,284	10,286		13,686
Operating expenses				(7,552)
Depreciation and amortisation	(923)	(913)		(1,218)
Other operating expenses	(6,353)	(6,504)
Impairment releases	1,250	(2,992)		(730)
Operating profit before tax	£ 4,258	£ (123)		£ 4,186

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.